Finance Lease (Details)	Dec. 31, 2018 USD ($)
Finance Lease [Abstract]
Gross capital lease obligation	$ 210,891
Less: Discount on capital lease obligation	23,141
Total capital lease obligation	187,750
Less: Current portion of capital lease obligation	43,877
Net present value of capital lease obligation, net of current portion	$ 143,873